Revenue from Contracts with Customers - Schedule of Revenue Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Types of goods
Total revenue	$ 6,206,178	$ 2,537,743	$ 887,310
Whisky products [Member]
Types of goods
Total revenue	6,206,178	2,537,743	887,310
Goods transferred at a point in time [Member]
Types of goods
Total revenue	6,206,178	2,537,743	887,310
Taiwan [Member]
Types of goods
Total revenue	1,978,207	2,456,815	788,804
China [Member]
Types of goods
Total revenue	167,988	80,928	74,423
Hong Kong [Member]
Types of goods
Total revenue	3,029,202
Macau [Member]
Types of goods
Total revenue	32,638
Canada [Member]
Types of goods
Total revenue	183,933
Japan [Member]
Types of goods
Total revenue	814,210
United Kingdom [Member]
Types of goods
Total revenue			$ 24,083